Subsequent Events (Details) - USD ($)				12 Months Ended
	Apr. 08, 2026	Feb. 24, 2026	Feb. 20, 2026	Dec. 31, 2025	Sep. 06, 2024
Subsequent Events [Line Items]
Loan amount (in Dollars)					$ 75,000,000
Syndicated Loan [Member]
Subsequent Events [Line Items]
Loan matures			Feb. 19, 2027
Forecast [Member]
Subsequent Events [Line Items]
Shares available for grant	371,600
Aggregate fair value (in Dollars)	$ 2,030,095
Vested in period	3,309,800
Second Anniversary [Member]
Subsequent Events [Line Items]
Vesting percentage				25.00%
Second Anniversary [Member] | Forecast [Member]
Subsequent Events [Line Items]
Vesting percentage	50.00%
Third and Fourth Anniversary [Member]
Subsequent Events [Line Items]
Vesting percentage				25.00%
Third and Fourth Anniversary [Member] | Forecast [Member]
Subsequent Events [Line Items]
Vesting percentage	25.00%
RSAs [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares available for grant	1,010,000
Aggregate fair value (in Dollars)	$ 5,656,000
Vested in period	210,000
RSUs [Member]
Subsequent Events [Line Items]
Vested in period				2,354,303
Vested in equal installments (in Dollars per share)				$ 5.98
RSUs [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate fair value (in Dollars)	$ 19,486,640
Vested in period	57,915
Shares available for grant	3,457,315
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Vested in equal installments (in Dollars per share)		$ 15
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Events [Line Items]
Loan amount (in Dollars)			$ 200,000,000
Net worth amount (in Dollars)			160,000,000
Net capital financial covenants (in Dollars)			$ 120,000,000
Subsequent Event [Member] | RSUs [Member]
Subsequent Events [Line Items]
Shares available for grant		10,866,488
Trading days		60 days
Vested in equal installments (in Dollars per share)		$ 30
Subsequent Event [Member] | RSUs [Member] | stock Option [Member]
Subsequent Events [Line Items]
Aggregate fair value (in Dollars)		$ 45,666,416
Subsequent Event [Member] | RSUs [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Shares available for grant		5,433,243
Aggregate fair value (in Dollars)		$ 30,426,161
Vested in equal installments (in Dollars per share)		$ 20
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Vested in equal installments (in Dollars per share)		$ 25
Employee [Member] | Forecast [Member]
Subsequent Events [Line Items]
Vested in period	800,000
Employee [Member] | RSUs [Member] | Forecast [Member]
Subsequent Events [Line Items]
Vested in period	89,600